Long-Term Employee Benefit Liabilities - Schedule of Company's Defined Benefit Pension Plans (Parenthetical) (Detail) - Pension Plan, Defined Benefit [Member]	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Target allocation	100.00%
Asset allocation of defined benefit pension plans		100.00%
Equity Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation of defined benefit pension plans		33.00%
Equity Investments [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	25.00%
Equity Investments [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	50.00%
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation of defined benefit pension plans		63.00%
Fixed Income Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	55.00%
Fixed Income Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	80.00%
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset allocation of defined benefit pension plans		4.00%
Cash and Cash Equivalents [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	0.00%
Cash and Cash Equivalents [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation	10.00%